Commitments, liabilities and contingencies	12 Months Ended
Mar. 31, 2022
Disclosure of Commitments and Contingent Liabilities [Abstract]
Commitments, liabilities and contingencies
51.
Commitments, liabilities and contingencies (to the extent not provided for)
(i)
Contingent liabilities

Description	As at March 31, 2021	As at March 31, 2022	As at March 31, 2022
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	917	1,245	16
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	—	1,197	16
VAT, GST, service tax, entry tax matters#	91	52	1
Income tax disallowances / demands under litigation@	40	82	1

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

@ There is an additional disallowance/addition to returned income for INR 440 of RPPL under section 37 of the Income Tax Act, 1961 for share based payment expenses. The management believes that any unfavourable judgement will not have any impact as this will be eligible for set off against unabsorbed losses / depreciation. Accordingly, no amount has been provided in consolidated financial statements as at March 31, 2022 and 2021. Also, considering deferred tax asset has not been recognised on tax losses, therefore, the Group does not expect to have any material impact on the consolidated statement of profit or loss in case of unfavourable outcome (refer Note 10(e)).

(ii)
Commitments

Estimated amount of contracts remaining to be executed on capital account and not provided for in the financial statements

As at March 31, 2022, the Group has capital commitment (net of advances) pertaining to commissioning of wind and solar energy projects of INR 16,740 (March 31, 2021: INR 55,483).

Guarantees

The Group has obtained guarantees from financial institutions as a part of the bidding process for establishing renewable projects. Further, the Group issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of renewable power projects plants as required by the PPA and such outstanding guarantees are INR 14,875 as at March 31, 2022 (March 31, 2021: INR 13,218).

The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices.